Investment Properties (Details 4) - ARS ($) $ in Thousands		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about investment property [line items]
Total		$ 60,326,206	$ 84,323,289	$ 72,332,374
Cordoba Shopping [Member]
Disclosure of detailed information about investment property [line items]
Total	[1]	$ 1,112,547	$ 759,103

[1]	A portion of the Cordoba Shopping mall property is encumbered with an antichresis right as collateral for an advance rent received from NAI International II Inc. amounting to Ps. 82.3 million and Ps. 54.3 million, as of June 30, 2019 and 2018, respectively, (included in "Trade and other payables" in the statement of financial position).